Related party transactions - Schedule of transactions with TELUS Corporation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts receivable	$ 0
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts payable	0
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts payable	0	$ 0
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts receivable	0	0
Due from	81,000,000	53,000,000
Due to	(111,000,000)	(71,000,000)
TELUS Corporation (parent)
Related party transactions
Revenues from services provided to	0	0	$ 0
Goods and services purchased from	0	0	0
Gross profit	0	0	0
Receipts from related parties	0	0	0
Payments to related parties	1,000,000	20,000,000	38,000,000
Payments (made) collected by related parties on our behalf and other adjustments	(50,000,000)	(91,000,000)	(14,000,000)
Foreign exchange	2,000,000	0	0
Change in balance	(47,000,000)	(71,000,000)	24,000,000
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts receivable		27,000,000	3,000,000
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts payable	44,000,000
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts payable	91,000,000	44,000,000
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts receivable			27,000,000
Due from	8,000,000	0	27,000,000
Due to	(99,000,000)	(44,000,000)	0
Defined benefit pension plan, expenses incurred	(2,000,000)	0
Subsidiaries of TELUS Corporation
Related party transactions
Revenues from services provided to	428,000,000	353,000,000	310,000,000
Goods and services purchased from	(33,000,000)	(30,000,000)	(29,000,000)
Gross profit	395,000,000	323,000,000	281,000,000
Receipts from related parties	(417,000,000)	(339,000,000)	(284,000,000)
Payments to related parties	32,000,000	0	0
Payments (made) collected by related parties on our behalf and other adjustments	25,000,000	53,000,000	(5,000,000)
Foreign exchange	0	(2,000,000)	(2,000,000)
Change in balance	35,000,000	35,000,000	(10,000,000)
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts receivable	26,000,000		1,000,000
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts payable		9,000,000
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts payable			9,000,000
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts receivable	61,000,000	26,000,000
Due from	73,000,000	53,000,000	22,000,000
Due to	(12,000,000)	(27,000,000)	(31,000,000)
Total
Related party transactions
Revenues from services provided to	428,000,000	353,000,000	310,000,000
Goods and services purchased from	(33,000,000)	(30,000,000)	(29,000,000)
Gross profit	395,000,000	323,000,000	281,000,000
Receipts from related parties	(417,000,000)	(339,000,000)	(284,000,000)
Payments to related parties	33,000,000	20,000,000	38,000,000
Payments (made) collected by related parties on our behalf and other adjustments	(25,000,000)	(38,000,000)	(19,000,000)
Foreign exchange	2,000,000	(2,000,000)	(2,000,000)
Change in balance	(12,000,000)	(36,000,000)	14,000,000
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts receivable		18,000,000	4,000,000
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts payable	18,000,000
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts payable	30,000,000	18,000,000
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts receivable			18,000,000
Due from	81,000,000	53,000,000	49,000,000
Due to	$ (111,000,000)	$ (71,000,000)	$ (31,000,000)